Short-term deposits and cash and cash equivalents - Schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Bank balances	$ 32,123	$ 52,242
Cash on hand	8	9
Cash and cash equivalents	$ 32,131	$ 52,251	$ 45,706	$ 146,660